Related Party Transactions (Details 1) - ARS ($) $ in Thousands	Jul. 01, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of associates [line items]
Leases and/or rights to use space	$ 225,000
Borrowings		$ 23,531,023	$ 24,375,494	$ 9,595,720	$ 11,869,515
OFC S.R.L. [Member]
Disclosure of associates [line items]
Others payables		(20,400)
Others receivables		583
Other associates and joint venture [Member]
Disclosure of associates [line items]
Reimbursement of expenses		427	488
Leases and/or rights to use space		5,101
Reimbursement of expenses to pay			(366)
Leases and/or rights to use space		(387)	(806)
Loans granted			6,704
Borrowings obtained			(6,463)
Management fee		2	792
Advertising space to pay			(445)
Total associates and joint ventures of IRSA Propiedades Comerciales (La Rural S.A. and Other associates and joint ventures)		284,563	54,404
La Rural S.A. [Member]
Disclosure of associates [line items]
Leases and/or rights to use space		26,947	44,668
Reimbursement of expenses to pay		(2,770)	(1,315)
Dividends		255,243	11,147
Exportaciones Agroindustriales Argentinas S.A. [Member]
Disclosure of associates [line items]
Others payables		(11,568)
Total Others [Member]
Disclosure of associates [line items]
Total other		(24,624)	10,985
Total		6,691,160	1,356,594
Others [Member]
Disclosure of associates [line items]
Reimbursement of expenses		6,232	5,107
Leases and/or rights to use space		3,735	7,289
Reimbursement of expenses to pay		(24)	(6)
Leases and/or rights to use space		(1,712)	(14)
Commissions to pay			(42)
Legal services		(1,684)	(1,666)
Dividends to pay			(8)
Advertising space to pay		214	325
Directors [Member]
Disclosure of associates [line items]
Reimbursement of expenses to pay		(12)	(19)
Fees		(132,840)	(104,430)
Total Directors		(132,852)	(104,449)
Cresud S.A.C.I.F. y A. [Member]
Disclosure of associates [line items]
Non-Convertible Notes		1,135,306	323,095
Corporate services		(86,435)	(86,317)
Reimbursement of expenses		(26,856)
Reimbursement of expenses to pay		(20)	(23,919)
Equity incentive plan to pay		(2,546)	(3,961)
Total direct parent company of IRSA		1,019,449	208,898
IRSA Inversionesy Representaciones Sociedad Anonima (IRSA) [Member]
Disclosure of associates [line items]
Advances		3,784,889	1,047,638
Non-Convertible Notes		1,615,544	63,572
Other credits		84,926	666
Corporate services		56,556	64,888
Equity incentive plan		12,448	19,366
Reimbursement of expenses		4,764	14,037
Leases and/or rights to use space		648
Reimbursement of expenses to pay		(411)	(683)
Equity incentive plan to pay		(14,609)	(22,728)
Lease collections		(131)
Total direct parent company		$ 5,544,624	$ 1,186,756